STOCK OPTIONS AND WARRANTS (Details 1)				3 Months Ended			3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Period Issuance one [Member]	Mar. 31, 2014 Period Issuance one [Member] Minimum [Member]	Mar. 31, 2014 Period Issuance one [Member] Maximum [Member]	Mar. 31, 2014 Period Issuance two [Member]	Mar. 31, 2014 Period Issuance three [Member]	Mar. 31, 2014 Period Issuance four [Member]
Class of Warrant or Right [Line Items]
Grant Date				Jul. 15, 2009			Apr. 21, 2010	Apr. 04, 2012	Nov. 20, 2013
Warrants Outstanding	332,281	332,281	1,733,599	28,400			52,650	187	251,044
Range of Exercise Prices					62.50	114.00	47.00	2.27	2.27
Expiration Date				Jul. 14, 2014			Apr. 20, 2015	Apr. 03, 2017	Nov. 19, 2018